Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2003 competitor pharmacy	Dec. 31, 2011 state platform case store	Dec. 31, 2011 Lauriello Lawsuit	Jan. 03, 2012 Multi-state investigation under FTC
Commitments and Contingencies
Number of store leases guaranteed		75
Number of adjudication platforms under investigation		2
Loss contingencies
Lauriello lawsuit, amount sought in compensatory damages plus other non-specified damages			$ 3,200,000,000
Amount required to be paid in consumer redress, to be distributed to impacted RxAmerica Medicare Part D beneficiaries				$ 5,000,000
Number of pharmacies filing putative action	2
Number of competitors against whom putative actions are filed	2
Number of cases filed by independent pharmacies that were transferred to Illinois federal court		2
Number of states participating in multi-state investigation		28